Cash and Cash Equivalents (Currencies) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 18,220	$ 16,495	$ 18,867	$ 22,185
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	9,576	11,015
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,569	1,208
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	2,033	1,936
Japanese YEN [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,825	489
Chinese RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,541	1,101
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 676	$ 746